Summary of Significant Accounting Policies - Summary of Impacts on Consolidated Statements of Changes in Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	₩ 12,731,428	₩ 12,488,281	₩ 14,886,246
Loss for the year	1,333,544	(76,147)	(2,872,078)
Ending Balance	14,762,501	12,731,428	12,488,281
Retained earnings [member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	7,518,786	7,503,312	10,239,965
Loss for the year	1,186,182	(94,853)	(2,829,705)
Ending Balance	8,541,521	7,518,786	7,503,312
Attributable to owners of the Controlling Company [Member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	11,395,532	11,340,483	13,979,189
Loss for the year	1,186,182	(94,853)	(2,829,705)
Ending Balance	13,118,855	11,395,532	11,340,483
Previously stated [member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	12,736,939	12,488,281
Loss for the year	1,332,319	(70,636)
Ending Balance		12,736,939	12,488,281
Previously stated [member] | Retained earnings [member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	7,524,297	7,503,312
Loss for the year		(89,342)
Ending Balance		7,524,297	7,503,312
Previously stated [member] | Attributable to owners of the Controlling Company [Member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	11,401,043	11,340,483
Loss for the year		(89,342)
Ending Balance		11,401,043	11,340,483
Adjustments [member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	(5,511)	0
Loss for the year	1,225	(5,511)
Ending Balance		(5,511)	0
Adjustments [member] | Retained earnings [member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	(5,511)	0
Loss for the year		(5,511)
Ending Balance		(5,511)	0
Adjustments [member] | Attributable to owners of the Controlling Company [Member]
Disclosure Of Restatement Of Impacts On The Consolidated Statements Of Changes In Equity [Line Items]
Beginning Balance	₩ (5,511)	0
Loss for the year		(5,511)
Ending Balance		₩ (5,511)	₩ 0